Nature of Operations - Additional Information (Detail)	Mar. 31, 2012
Nature of Operations [Line Items]
Percentage of Government-owned shares	33.30%
Japanese Government
Nature of Operations [Line Items]
Ownership ratio of issued stock	32.60%